Consolidated Statements of Changes in Shareholders' Equity (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2011	$ 36,630,000	$ 12,562,000	$ 26,000	$ 28,413,000	$ (4,391,000)	$ 20,000
Balance (in shares) at Dec. 31, 2011			2,640,264
Net income	1,621,000	0	0	0	1,621,000	0
Net unrealized loss on securities	1,000	0	0	0	0	1,000
Dividends paid on preferred stock	(616,000)	0	0	0	(616,000)	0
Issuance of common stock:
Stock offering	8,980,000	0	14,000	8,966,000	0	0
Stock offering (in shares)			1,396,364
Stock awards	22,000	0	0	22,000	0	0
Stock awards (in shares)			3,843
Stock-based compensation	83,000	0	0	83,000	0	0
Stock-based compensation (in shares)			0
Balance at Dec. 31, 2012	46,721,000	12,562,000	40,000	37,484,000	(3,386,000)	21,000
Balance (in shares) at Dec. 31, 2012			4,040,471
Net income	1,961,000	0	0	0	1,961,000	0
Net unrealized loss on securities	(17,000)	0	0	0	0	(17,000)
Dividends paid on preferred stock	(165,000)	0	0	0	(165,000)	0
Issuance of common stock:
Stock awards	37,000	0	0	37,000	0	0
Stock awards (in shares)			5,179
Stock-based compensation	87,000	0	1,000	86,000	0	0
Stock-based compensation (in shares)			50,000
Balance at Dec. 31, 2013	48,624,000	12,562,000	41,000	37,607,000	(1,590,000)	4,000
Balance (in shares) at Dec. 31, 2013			4,095,650
Net income	10,412,000	0	0	0	10,412,000	0
Net unrealized loss on securities	(20,000)	0	0	0	0	(20,000)
Dividends paid on preferred stock	(126,000)	0	0	0	(126,000)	0
Forfeited restricted shares	(34,000)	0	0	(34,000)	0	0
Forfeited restricted shares (in shares)			(6,668)
Issuance of common stock:
Exercise of options and warrants	507,000	0	0	507,000	0	0
Exercise of options and warrants (in shares)			51,207
Stock awards	54,000	0	0	54,000	0	0
Stock awards (in shares)			5,358
Stock-based compensation	226,000	0	0	226,000	0	0
Stock-based compensation (in shares)			0
Balance at Dec. 31, 2014	$ 59,643,000	$ 12,562,000	$ 41,000	$ 38,360,000	$ 8,696,000	$ (16,000)
Balance (in shares) at Dec. 31, 2014			4,145,547